Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 572,478	$ 504,158	$ 404,121
Cost of revenues	(519,390)	(457,874)	(357,615)
Gross profit	53,088	46,284	46,506
Operating expenses
Selling and marketing	(5,999)	(5,964)	(6,688)
General and administrative	(30,209)	(25,654)	(25,912)
Total operating expenses	(36,208)	(31,618)	(32,600)
Income from operations	16,880	14,666	13,906
Other income (expense)
Interest income	255	159	126
Interest expense	(2,736)	(1,972)	(1,775)
Other (expense) income, net	(143)	(360)	371
Income before income taxes	14,256	12,493	12,628
Provision for income taxes	(2,047)	(1,666)	(2,320)
Net income	12,209	10,827	10,308
Less: income (loss) attributable to non-controlling interests	283	(51)	14
Net income attributable to Shengfeng Development Limited’s shareholders	11,926	10,878	10,294
Comprehensive income
Net income	12,209	10,827	10,308
Foreign currency translation adjustments	2,998	(1,764)	(1,824)
Total comprehensive income	15,207	9,063	8,484
Less: comprehensive income (loss) attributable to non-controlling interests	434	(134)	(53)
Total comprehensive income attributable to Shengfeng Development Limited	$ 14,773	$ 9,197	$ 8,537
Class A and Class B Ordinary Shares
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Class A and Class B ordinary shares - Basic (in Shares)	82,497,513	82,497,513	81,806,660
Class A and Class B ordinary shares - Diluted (in Shares)	82,497,513	82,497,513	81,806,660
Earnings per share
Class A and Class B ordinary shares - Basic (in Dollars per share)	$ 0.14	$ 0.13	$ 0.13
Class A and Class B ordinary shares - Diluted (in Dollars per share)	$ 0.14	$ 0.13	$ 0.13
Transportation
Revenues
Total revenues	$ 554,761	$ 484,754	$ 383,211
Warehouse storage management service
Revenues
Total revenues	14,258	16,432	18,160
Others
Revenues
Total revenues	$ 3,459	$ 2,972	$ 2,750